13. Commitments	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
13. Commitments

Note 13 Commitments

(A) Operating Lease

In January 2014, the Company executed a 39 month lease for a corporate headquarters. The Company paid a security deposit of $27,020.

In October, 2014, the Company executed a 53 month lease for a new corporate headquarters with a base rent of $97,266 escalating annually through 2019. The Company paid a security deposit of $1,914.

In October, 2014, the Company entered into a sublease agreement to sublease its previous office space through March 2017.  In connection with the sublease, the Company collected $34,981 as a security deposit.

The minimum rent obligations are approximately as follows:

	Minimum	Sublease	Net
Year	Obligation	Rentals	Obligation
2015	$26,813	$21,199	$5,614
2016	109,592	86,688	22,903
2017	50,961	22,263	28,698
2018	25,154	—	25,154
2019	8,615	—	8,615

Total	$221,135	$130,150	$90,984

(B) Employment Agreement – Chief Executive Officer

In November 2014, the Company entered into an employment agreement with its new Chief Executive Officer. In addition to salary, the agreement provided for the issuance of 750,000 restricted shares to him, vesting as follows: 250,000 after the first 6 months of employment and 500,000 additional shares at December 31, 2015. Under terms of the agreement the executive would receive additional compensation in the form of stock options to purchase shares of Company stock equal to one half of one percent (0.5%) of quarterly net income. The strike price of the options will be established at the time of the grant. The options will vest in twelve months and expire after sixty months. In addition to the stock options compensation, the executive will receive cash compensation equal to one half of one percent (0.5%) of annual sales up to $20 million and one quarter of one percent (0.25%) for annual sales $20 million and 3% of annual net income. For the nine-months ended September, 2015, approximately $12,500 has been accrued under this agreement in cash compensation.

In November 2014, the agreement with the former CEO was terminated by mutual agreement upon the Company’s execution of an Agreement and Mutual Release and Waiver with the former CEO. The agreement allowed for immediate vesting of 750,000 shares of the original 1,250,000 unvested shares previously granted to the former CEO. In addition, the Company agreed to pay the executive one half of one percent (0.5%) of sales associated with one selected customer, occurring for up to 36 months.

(C) Consulting Agreement

The Company has a 3 year consulting agreement with a director which expires in November 2016, and carries an annual payment of $150,000 cash, stock or 5 year options equal to one half of one percent (0.5%) of the Company’s annual net sales. For the nine-months ended approximately $12,500 has been accrued as cash compensation, and no stock has been issued.

Quarter One Report [Member]
13. Commitments

Note 12 Commitments

(A) Operating Lease

In January 2014, the Company executed a 39 month lease for a corporate headquarters. The Company paid a security deposit of $27,020.

In October, 2014, the Company executed a 53 month lease for a new corporate headquarters with a base rent of $97,266 escalating annually through 2019. The Company paid a security deposit of $1,914.

In October, 2014, the Company entered into a sublease agreement to sublease its previous office space through March, 2017.  In connection with the sublease, the Company collected $34,981 as a security deposit.

The minimum rent obligations are approximately as follows:

Year	Minimum Obligation	Sublease Rentals	Net Obligation

2015	$74,765	$63,176	$11,588
2016	109,720	86,688	23,032
2017	46,568	22,263	24,305
2018	25,154	—	25,154
2019	8,615	—	8,615

Total	$264,822	$172,127	$92,695

(B) Employment Agreement – Chief Executive Officer

In November 2014, the Company entered into an employment agreement with its new Chief Executive Officer. In addition to salary, the agreement provided for the issuance of 750,000 restricted shares to him, vesting as follows: 250,000 after the first 6 months of employment and 500,000 additional shares at December 31, 2015. Under terms of the agreement the executive would receive additional compensation in the form of stock options to purchase shares of Company stock equal to one half of one percent (.005) of quarterly net income. The strike price of the options will be established at the time of the grant. The options will vest in twelve months and expire after sixty months. In addition to the stock options compensation, the executive has performance incentives tied to revenue and profits. As there were no revenues or profit for years ending December 31, 2014 or 2013, no additional options were issued or profit sharing compensation was provided to the Chief Executive Officer.

The company cancelled a 2013 agreement with previous CEO in November 2014. That agreement was cancelled upon the Company executing a Mutual Release and Waiver agreement (Termination Agreement) with the CEO dated November, 2014. The Termination Agreement allowed for immediate vesting of 750,000 shares of the original 1,250,000 unvested shares previously granted to the CEO. In addition the company agreed to pay the executive .5% (.005) of sales associated with one selected customer occurring for up to 36 months.

(C) Consulting Agreement

The Company has a 3 year consulting agreement with a Non-Executive Director which expires in November 2016 which carries an annual payment of $150,000 cash, stock or 5 year options equal to .5% of Company’s annual net sales.